Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net loss	$ (12,811,610)	$ (9,513,300)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	644,790	736,551
Amortization of intangible assets	0	411,073
Amortization of discounts and debt issuance costs on notes payable	0	14,566
Stock-based compensation, net	1,263,529	962,361
Equity in loss of investee company	495,119	657,882
Gain on investment in investee company	(1,257,407)	0
Interest accreted on note receivable	(9,107)	0
Changes in assets and liabilities
Accounts receivable	937,931	(604,099)
Inventories	154,853	1,219,306
Prepaids and other current assets	(145,723)	(85,838)
Refundable income taxes	91,191	46,037
Accounts payable	467,102	18,710
Accrued expenses	(1,473,945)	1,872,642
Customer deposits	436,010	(1,453,117)
Accrued compensation and benefits	40,170	30,744
Net cash used in operating activities	(11,167,097)	(5,686,482)
Cash flows from investing activities
Changes in restricted cash	9,708	(9,901)
Expenditures for property and equipment	(427,499)	(51,543)
Issuance of note receivable	(150,000)	0
Net cash used in investing activities	(567,791)	(61,444)
Cash flows from financing activities
Payment of deferred financing costs	(545,825)	0
Repayments of bank loans and notes payable	(1,018,062)	(929,403)
Proceeds from issuance of preferred stock and warrants	0	3,000,000
Preferred stock issuance costs	0	(96,967)
Proceeds from issuance of common stock	14,837,760	14,231,250
Common stock issuance costs	(1,148,023)	(1,194,786)
Contribution of capital from noncontrolling interest	13,756	0
Net cash provided by financing activities	12,139,606	15,010,094
Effect of exchange rate changes on cash and cash equivalents	(7,978)	1,932
Net increase (decrease) in cash and cash equivalents	396,740	9,264,100
Cash and cash equivalents - beginning of period	10,360,721	1,096,621
Cash and cash equivalents - end of period	10,757,461	10,360,721
Cash paid for interest	114,236	147,106
Cash received for income tax credit	$ 0	$ 133,996